Loss Per Share - Schedule of Basic and Diluted Loss Per Share (Details)	6 Months Ended
	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 CNY (¥) ¥ / shares shares	Jun. 30, 2025 CNY (¥) ¥ / shares shares
Numerator:
Net loss	$ (35,101,942)	¥ (238,170,188)	¥ (19,885,492)
Accretion to redemption value of mezzanine equity			(52,405,735)
Less: Net loss attributable to noncontrolling interests	(1,235,737)	(8,384,599)	(960)
Net loss attributable to the Pomdoctor Limited’s ordinary shareholders	$ (33,866,205)	¥ (229,785,589)	¥ (72,290,267)
Denominator:
Weighted average number of shares outstanding – basic (in Shares)	23,182,964	23,182,964	6,310,198
Weighted average number of shares outstanding – diluted (in Shares)	23,182,964	23,182,964	6,310,198
Loss per share – Basic: (in Dollars per share and Yuan Renminbi per share) | (per share)	$ (1.46)	¥ (9.91)	¥ (11.46)
Loss per share – Diluted: (in Dollars per share and Yuan Renminbi per share) | (per share)	$ (1.46)	¥ (9.91)	¥ (11.46)